UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21224
Investment Company Act File Number
Eaton Vance Michigan Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Michigan Municipal Bond Fund	as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 164.2%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 3.0%
$620	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$601,239

		$601,239

Escrowed/Prerefunded — 10.3%
$400	Michigan Hospital Finance Authority, (Chelsea Community Hospital), Prerefunded to 5/15/15, 5.00%, 5/15/30	$457,292
1,500	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	1,581,750

		$2,039,042

Hospital — 8.1%
$1,000	Michigan Hospital Finance Authority, (Oakwood Hospital System), 5.75%, 4/1/32	$973,600
640	Michigan Hospital Finance Authority, (Trinity Health), 5.375%, 12/1/30	622,810

		$1,596,410

Insured-Electric Utilities — 7.4%
$500	Michigan Strategic Fund, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	$464,795
1,000	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	1,000,000

		$1,464,795

Insured-Escrowed/Prerefunded — 48.7%
$750	Detroit School District, (School Bond Loan Fund), (AGM), Prerefunded to 5/1/12, 5.125%, 5/1/31	$793,778
1,250	Detroit Sewage Disposal System, (FGIC), Prerefunded to 7/1/11, 5.125%, 7/1/31	1,279,950
1,500	Lansing Building Authority, (NPFG), Prerefunded to 6/1/13, 5.00%, 6/1/29	1,646,760
1,150	Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	1,153,450
1,750	Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/22	1,062,110
2,615	Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	1,497,244
1,300	Reed City Public Schools, (AGM), Prerefunded to 5/1/14, 5.00%, 5/1/29	1,459,783
705	Ypsilanti Community Utilities Authority, (Sanitary Sewer System No. 3), (FGIC), Prerefunded to 5/1/12, 5.00%, 5/1/32	745,467

		$9,638,542

Insured-General Obligations — 23.0%
$1,960	Grand Rapids and Kent County Joint Building Authority, (DeVos Place), (NPFG), 0.00%, 12/1/27(1)	$821,083
750	Greenville Public Schools, (NPFG), 5.00%, 5/1/25	757,680
1,330	Okemos Public School District, (NPFG), 0.00%, 5/1/19	928,739
1,000	Pinconning Area Schools, (AGM), 5.00%, 5/1/33	954,000
1,000	Royal Oak, (AGC), 6.25%, 10/1/28	1,097,920

		$4,559,422

Insured-Hospital — 6.8%
$500	Michigan Hospital Finance Authority, (Mid-Michigan Obligation Group), (AMBAC), 5.00%, 4/15/32	$457,115
975	Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (NPFG), 5.25%, 11/15/35	879,899

		$1,337,014

Insured-Lease Revenue/Certificates of Participation — 6.1%
$1,000	Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$313,490
3,100	Michigan Building Authority, (FGIC), (NPFG), 0.00%, 10/15/30	882,818

		$1,196,308

Insured-Public Education — 15.3%
$750	Central Michigan University, (AMBAC), 5.05%, 10/1/32	$717,503
435	Ferris State University, (AGC), 5.125%, 10/1/33	430,928

Principal
Amount
(000’s omitted)	Security	Value
$750	Lake Superior State University, (AMBAC), 5.125%, 11/15/26	$725,437
1,200	Wayne University, (NPFG), 5.00%, 11/15/37	1,159,488

		$3,033,356

Insured-Sewer Revenue — 2.1%
$500	Detroit Sewer Disposal System, (NPFG), 4.50%, 7/1/35	$410,460

		$410,460

Insured-Special Tax Revenue — 9.6%
$6,100	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$317,993
1,465	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	163,347
1,670	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	172,294
1,115	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	106,717
1,000	Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (NPFG), 5.00%, 12/1/30	862,330
295	Ypsilanti Community Utilities Authority, (Sanitary Sewer System No. 3), (FGIC), (NPFG), 5.00%, 5/1/32	285,949

		$1,908,630

Insured-Utilities — 7.6%
$1,000	Lansing Board of Water and Light, (Water Supply, Steam and Electric Utility), (AGM), 5.00%, 7/1/25	$994,900
510	Lansing Board of Water and Light, (Water Supply, Steam and Electric Utility), (AGM), 5.00%, 7/1/26	513,509

		$1,508,409

Insured-Water Revenue — 11.8%
$1,425	Detroit Water Supply System, (FGIC), (NPFG), 5.00%, 7/1/30	$1,303,789
1,000	Grand Rapids Water Supply System, (AGC), 5.00%, 1/1/29	1,026,180

		$2,329,969

Private Education — 1.1%
$250	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	$222,968

		$222,968

Water and Sewer — 3.3%
$650	Grand Rapids, (Sanitary Sewer System), 5.00%, 1/1/28	$657,813

		$657,813

Total Tax-Exempt Investments — 164.2% (identified cost $33,039,134)		$32,504,377

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (67.3)%		$(13,325,551)

Other Assets, Less Liabilities — 3.1%		$610,804

Net Assets Applicable to Common Shares — 100.0%		$19,789,630

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2010, 84.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 35.0% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of open financial instruments at December 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/11	4 U.S. 30-Year Treasury Bond	Short	$(506,174)	$(488,500)	$17,674

Interest Rate Swaps

		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	(Depreciation)
Bank of America	$675,000	4.092%	3-month USD- LIBOR-BBA	February 24, 2011 / February 24, 2041	$6,051
JPMorgan Chase Co.	450,000	4.163	3-month USD-LIBOR-BBA	March 14, 2011 / March 14, 2041	(607)

					$5,444

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $23,725 and $607, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$32,989,561

Gross unrealized appreciation	$1,210,499
Gross unrealized depreciation	(1,695,683)

Net unrealized depreciation	$(485,184)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2010, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$32,504,377	$—	$32,504,377

Total Investments	$—	$32,504,377	$—	$32,504,377

Futures Contracts	$17,674	$—	$—	$17,674
Interest Rate Swaps	—	6,051	—	6,051

Total	$17,674	$32,510,428	$—	$32,528,102

Liability Description
Interest Rate Swaps	$—	$(607)	$—	$(607)

Total	$—	$(607)	$—	$(607)

The Fund held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At December 31, 2010, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Michigan Municipal Bond Fund

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date: February 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date: February 23, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date: February 23, 2011